Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	50,000,000	50,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	150,000,000	150,000,000
Common stock, shares issued	53,733,208	46,619,962
Common stock, shares outstanding	53,733,208	46,619,962
Series A convertible preferred stock subscriptions receivable
Preferred stock, shares authorized	18,000,000
Preferred stock, shares issued	120,000
Preferred Stock, Shares Outstanding	3,210,000